UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

1675 S. State Street, Suite B, Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Registrant's telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1.	REPORTS TO STOCKHOLDERS.

Small Company Fund

Investor Shares (BCSIX)
(CUSIP Number 115291833)
Institutional Shares (BCSSX)
(CUSIP Number 115291403)

Mid Company Fund

Investor Shares (BCMSX)
(CUSIP Number 115291809)
Institutional Shares (BCMIX)
(CUSIP Number 115291783)

International All Company Fund*

Investor Shares (BCIIX)
(CUSIP Number 115291858)
Institutional Shares (BCISX)
(CUSIP Number 115291767)

International Small Company Fund

Investor Shares (BCSVX)
(CUSIP Number 115291742)
Institutional Shares (BCSFX)
(CUSIP Number 115291759)

* Formerly International Equity Fund

Semi-Annual Report

September 30, 2022 (unaudited)

Table of Contents

The Brown Capital Management Small Company Fund 1

Schedule of Investments 1

The Brown Capital Management Mid Company Fund 3

Schedule of Investments 3

The Brown Capital Management International All Company Fund 5

Schedule of Investments 5

The Brown Capital Management International Small Company Fund 8

Schedule of Investments 8

Statements of Assets and Liabilities11

Statements of Operations13

Statements of Changes in Net Assets14

Financial Highlights18

Notes to Financial Statements26

Fund Expenses33

Additional Information34

Semi-Annual Report | September 30, 2022 (unaudited)1

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.98%
	Business Services - 25.32%
605,069	ANSYS, Inc.(a)	$134,143,797
3,789,331	Duck Creek Technologies, Inc.(a)	44,903,572
2,369,082	Enfusion, Inc.(a)	29,234,472
1,426,859	Guidewire Software, Inc.(a)	87,865,977
1,879,087	nCino, Inc.(a)	64,095,658
641,817	Paycom Software, Inc.(a)	211,793,192
2,811,389	PROS Holdings, Inc.(a)(b)	69,441,308
2,461,005	Q2 Holdings, Inc.(a)	79,244,361
627,942	Tyler Technologies, Inc.(a)	218,209,845
		938,932,182

	Consumer Related - 6.70%
2,983,278	Alarm.com Holding, Inc.(a)(b)	193,495,411
6,989,481	Olo, Inc. - Class A(a)(b)	55,216,900
		248,712,311

	Industrial Products & Systems - 9.84%
196,133	Balchem Corp.	23,845,850
3,979,034	Cognex Corp.	164,930,959
1,596,962	Helios Technologies, Inc.	80,806,277
306,950	Proto Labs, Inc.(a)	11,182,189
1,480,487	Xometry, Inc.(a)	84,076,857
		364,842,132

	Information/Knowledge Management - 19.62%
412,951	Alteryx, Inc. - Class A(a)	23,059,184
486,564	American Software, Inc. - Class A	7,454,162
1,724,406	Appfolio, Inc. - Class A(a)(b)	180,579,796
178,290	Blackbaud, Inc.(a)	7,855,457
1,827,808	Datadog, Inc. - Class A(a)	162,272,794
1,606,379	Manhattan Associates, Inc.(a)	213,696,598
845,556	NextGen Healthcare, Inc.(a)	14,966,341
3,430,721	Smartsheet, Inc. - Class A(a)	117,879,574
		727,763,906

	Medical/Heath Care - 30.58%
476,443	10X Genomics, Inc. - Class A(a)	13,569,097
673,661	ABIOMED, Inc.(a)	165,491,561
437,408	Bio-Techne Corp.	124,223,872
1,654,625	Cardiovascular Systems, Inc.(a)	22,933,103
2,412,509	Cytek Biosciences, Inc.(a)	35,512,132
1,582,814	Glaukos Corp.(a)	84,269,017
920,170	Inogen, Inc.(a)	22,341,728
4,680,750	Ironwood Pharmaceuticals, Inc.(a)	48,492,570
1,795,148	OrthoPediatrics Corp.(a)(b)	82,828,129

2www.browncapital.com

The Brown Capital Management Small Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.98% (continued)
	Medical/Heath Care - 30.58% (continued)
631,405	Quidel Corp.(a)	$45,132,829
943,857	Repligen Corp.(a)	176,605,083
1,043,879	Tandem Diabetes Care, Inc.(a)	49,949,610
1,051,047	Veeva Systems, Inc. - Class A(a)	173,296,629
3,869,381	Vericel Corp.(a)(b)	89,769,639
		1,134,414,999

	Miscellaneous - 3.92%
3,316,460	Cryoport, Inc.(a)(b)	80,788,966
4,630,139	Neogen Corp.(a)	64,683,042
		145,472,008

	Total Common Stocks (Cost $2,516,038,678)	3,560,137,538

SHORT-TERM INVESTMENTS - 4.11%
152,266,382	First American Treasury Obligation Fund - Class X, 2.13%(c)	152,266,382

	Total Short-Term Investments (Cost $152,266,382)	152,266,382

Total Value of Investments (Cost $2,668,305,060) - 100.09%		3,712,403,920
Liabilities in Excess of Other Assets - (0.09%)		(3,496,830)
Net Assets - 100.00%		$3,708,907,090

(a)Non-income producing

(b)Affiliated company - The Fund owns greater than 5% of the outstading voting securities of this issuer. See Note 1 for more information.

(c)Represents 7 day effective yield as of September 30, 2022

See Notes to Financial Statements.

Summary of Investments by Sector (Unaudited)

Sector	% of Net Assets		Value
Medical/Health Care	30.58%		$1,134,414,999
Business Services	25.32%		938,932,182
Information/Knowledge Management	19.62%		727,763,906
Industrial Products & Systems	9.84%		364,842,132
Consumer Related	6.70%		248,712,311
Miscellaneous	3.92%		145,472,008
Short-Term Investments	4.11%		152,266,382
Liabilities in Excess of Other Assets	(0.09%	)	(3,496,830)
Total	100.00%		$3,708,907,090

The Fund’s classifications of issuers into sectors, industries and sub-industries may be different for financical reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2022 (unaudited)3

The Brown Capital Management Mid Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.89%
	Business Services - 19.96%
12,335	Bright Horizons Family Solutions, Inc.(a)	$711,113
8,089	Envestnet, Inc.(a)	359,152
7,355	Equifax, Inc.	1,260,868
10,931	Five9, Inc.(a)	819,606
6,646	Jack Henry & Associates, Inc.	1,211,366
3,091	Paycom Software, Inc.(a)	1,019,999
4,263	Tyler Technologies, Inc.(a)	1,481,393
		6,863,497

	Consumer Related - 8.06%
648	Chipotle Mexican Grill, Inc.(a)	973,789
2,659	Expedia, Inc.(a)	249,122
755	O’Reilly Automotive, Inc.(a)	531,029
2,607	Tractor Suppy Co.	484,589
1,328	Ulta Beauty, Inc.(a)	532,780
		2,771,309

	Financial Services - 9.04%
7,717	Broadridge Financial Solutions, Inc.	1,113,717
5,261	FleetCor Technologies, Inc.(a)	926,830
3,518	MarketAxess Holdings, Inc.	782,720
2,702	T. Rowe Price Group, Inc.	283,737
		3,107,004

	Industrial Products & Systems - 5.99%
20,567	Cognex Corp.	852,502
12,642	Fastenal Co.	582,038
1,765	IPG Photonics Corp.(a)	148,878
4,588	SiteOne Landscape Supply, Inc.(a)	477,794
		2,061,212

	Information/Knowledge Management - 23.59%
3,488	ANSYS, Inc.(a)	773,290
7,078	Autodesk, Inc.(a)	1,322,170
31,446	Bentley Systems, Inc. - Class B	961,933
11,827	Coupa Sofware, Inc.(a)	695,428
11,854	Guidewire Software, Inc.(a)	729,969
2,807	HubSpot, Inc.(a)	758,227
14,544	Manhattan Associates, Inc.(a)	1,934,788
34,760	Shopify, Inc. - Class A(a)	936,434
		8,112,239

4www.browncapital.com

The Brown Capital Management Mid Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.89% (continued)
	Medical/Heath Care - 30.25%
4,752	Align Technology, Inc.(a)	$984,187
7,339	Charles River Laboratories International, Inc.(a)	1,444,315
21,148	Dexcom, Inc.(a)	1,703,260
18,959	Edwards Lifesciences Corp.(a)	1,566,582
6,046	Insulet Corp.(a)	1,386,952
1,210	Jazz Pharmaceuticals PLC(a)	161,281
1,903	Masimo Corp.(a)	268,628
14,086	Omnicell, Inc.(a)	1,225,905
2,569	Teladoc Health, Inc.(a)	65,124
8,414	Veeva Systems, Inc. - Class A(a)	1,387,300
1,414	Zoetis, Inc.	209,682
		10,403,216

	Total Common Stocks (Cost $30,322,273)	33,318,477

SHORT-TERM INVESTMENTS - 2.46%
845,873	First American Tresury Obligation Fund - Class X, 2.13%(b)	845,873

	Total Short-Term Investments (Cost $845,873)	845,873

Total Value of Investments (Cost $31,168,146) - 99.35%		34,164,350
Other Assets, Net of Liabilities - 0.65%		223,206
Net Assets - 100.00%		$34,387,556

(a)Non-income producing

(b)Represents 7 day effective yield as of September 30, 2022

See Notes to Financial Statements.

Summary of Investments by Sector (Unaudited)

Sector	% of Net Assets	Value
Medical/Health Care	30.25%	$10,403,216
Information/Knowledge Management	23.59%	8,112,239
Business Services	19.96%	6,863,497
Financial Services	9.04%	3,107,004
Consumer Related	8.06%	2,771,309
Industrial Products & Systems	5.99%	2,061,212
Short-Term Investments	2.46%	845,873
Other Assets, Net of Liabilities	0.65%	223,206
Total	100.00%	$34,387,556

The Fund’s classifications of issuers into sectors, industries and sub-industries may be different for financical reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2022 (unaudited)5

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.00%
	Argentina - 2.60%
1,462	Meradolibre Inc.(a)	$1,210,214

	Australia - 9.13%
6,629	Atlassian Corp. PLC - Class A(a)	1,396,001
14,226	Cochlear, Ltd.	1,770,254
14,859	REA Group, Ltd.	1,091,602
		4,257,857

	Canada - 4.64%
27,633	The Descartes Systems Group, Inc.(a)	1,754,581
15,145	Shopify Inc. - Class A(a)	408,006
		2,162,587

	Denmark - 9.43%
26,313	Chr Hansen Holding A/S	1,299,956
21,794	Novo Nordisk A/S	2,187,300
16,026	SimCorp A/S	908,137
		4,395,393

	France - 4.18%
39,110	Dassault Systemes SE	1,369,709
6,248	Ipsen SA	581,104
		1,950,813

	Germany - 7.08%
16,646	Carl Zeiss Meditec AG	1,752,923
1,604	Rational AG	786,783
9,270	SAP SE	764,233
		3,303,939

	Hong Kong - 2.29%
521,146	Kingdee International SoftwareGroup Co., Ltd.(a)	682,499
144,443	Kingsoft Corp., Ltd.	384,585
		1,067,084

	Ireland - 6.29%
8,932	Flutter Entertainment PLC(a)	989,176
10,580	ICON PLC(a)	1,944,393
		2,933,569

	Israel - 4.65%
6,823	Check Point Software Technologies, Ltd.(a)	764,313
9,365	CyberArk Software, Ltd.(a)	1,404,188
		2,168,501

6www.browncapital.com

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.00% (continued)
	Italy - 1.38%
44,811	Azimut Holding SpA	$645,797

	Japan - 10.99%
98,600	CyberAgent, Inc.	829,785
13,800	GMO Payment Gateway, Inc.	948,732
61,300	Kakaku.com, Inc.	1,042,773
28,700	M3, Inc.	803,314
97,700	MonotaRO Co. Ltd.	1,499,961
		5,124,565

	Netherland - 4.18%
1,859	ASML Holding NV	789,978
11,854	Wolters Kluwer NV	1,160,818
		1,950,796

	New Zealand - 1.65%
16,391	Xero, Ltd.(a)	770,718

	Poland - 1.06%
83,782	Inpost SA(a)	493,811

	Spain - 1.58%
84,534	Grifols SA(a)	735,849

	Switzerland - 14.60%
122	Chocoladefabriken Lindt & Sprungli AG	1,182,041
593	Givaudan SA	1,804,783
1,318	Partners Group Holding AG	1,074,757
3,651	Tecan Group AG	1,269,173
21,646	Temenos AG	1,479,484
		6,810,238

	United Kingdom - 11.27%
87,999	Abcam PLC(a)	1,321,528
270,453	AJ Bell PLC	812,911
13,997	Dechra Pharmaceuticals PLC	409,774
27,183	Diageo PLC	1,152,581
90,630	Ocado Group PLC(a)	478,134
43,916	RELX PLC	1,079,733
		5,254,661

	Total Common Stocks (Cost $53,316,006)	45,236,392

Semi-Annual Report | September 30, 2022 (unaudited)7

The Brown Capital Management International All Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS - 2.59%
1,205,703	First American Treasury Obligation Fund - Class X, 2.13(b)	$1,205,703

	Total Short-Term Investments (Cost $1,205,703)	1,205,703

Total Value of Investments (Cost $54,521,709) - 99.59%		46,442,095
Other Assets, Net of Liabilities - 0.41%		194,705
Net Assets - 100.00%		$46,636,800

(a)Non-income producing investment

(b)Represents 7 day effective yield as of September 30, 2022

See Notes to Financial Statements.

Summary of Investments by Sector (Unaudited)

Sector	% of Net Assets	Value
Information Technology	29.64%	$13,825,717
Health Care	27.39%	12,775,611
Industrials	10.77%	5,021,106
Communication Services	6.36%	2,964,161
Materials	6.66%	3,104,738
Consumer Staples	5.01%	2,334,622
Financials	5.43%	2,533,466
Consumer Discretionary	5.74%	2,677,525
Short-Term Investments	2.59%	1,205,703
Other Assets, Net of Liabilities	0.42%	194,151
Total	100.00%	$46,636,800

The Fund’s classifications of issuers into sectors, industries and sub-industries may be different for financical reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

8www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.59%
	Australia - 9.09%
423,154	Pro Medicus, Ltd.(a)	$13,584,993
1,180,987	REA Group, Ltd.(a)	86,760,071
2,272,229	WiseTech Global, Ltd.	75,578,666
		175,923,730

	Canada - 9.87%
1,615,499	The Descartes Systems Group, Inc.(a)	102,577,491
890,959	Kinaxis, Inc.(a)	88,408,984
		190,986,475

	Denmark - 4.63%
5,105,038	Ambu A/S - Class B(a)	44,694,737
857,304	NNIT A/S	5,955,305
687,227	SimCorp A/S(a)	38,942,712
		89,592,754

	France - 12.00%
286,288	Esker SA	32,743,159
2,359,745	Interparfums SA(a)	99,444,369
2,684,183	Lectra(b)	74,709,708
268,861	SES-imagotag SA(a)	25,278,220
		232,175,456

	Germany - 11.04%
3,836,114	Evotec SE(a)	67,503,065
1,527,316	Nexus AG(b)	71,474,126
931,733	STRATEC SE(b)	74,512,342
		213,489,533

	Hong Kong - 1.41%
20,864,002	Kingdee International Software Group Co., Ltd.(a)	27,323,759

	India - 1.99%
962,125	CRISIL, Ltd.	38,610,364

	Ireland - 0.74%
129,696	Flutter Entertainment PLC(a)	14,363,213

	Israel - 4.87%
627,824	CyberArk Software Ltd.(a)	94,135,931

	Italy - 1.77%
2,375,512	Azimut Holding SPA	34,234,882

Semi-Annual Report | September 30, 2022 (unaudited)9

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.55% (continued)
	Japan - 11.61%
411,311	GMO Payment Gateway, Inc.	$28,277,098
2,695,392	Hiday Hidaka Corp.(b)	40,152,457
2,410,154	Kakaku.com, Inc.	40,999,096
333,836	M3, Inc.	9,344,087
2,261,973	SMS Co. Ltd.	45,777,095
533,296	Software Service, Inc.(b)	30,583,547
2,002,389	Towa Pharmaceutical Co., Ltd.	29,372,430
		224,505,810

	New Zealand - 1.79%
56,187,522	Pushpay Holdings, Ltd.(a)	34,589,906

	Sweden - 5.34%
2,456,092	Fortnox AB(a)	9,581,894
3,725,709	Hemnet Group AB	47,504,457
551,581	MIPS AB	16,580,756
2,648,555	Sectra AB(a)	29,713,057
		103,380,164

	Switzerland - 1.10%
25,999	Partners Group Holding AG	21,200,766

	United Kingdom - 19.34%
6,024,806	Abcam PLC(a)	90,477,703
13,939,260	AJ Bell PLC	41,897,778
2,439,349	Dechra Pharmaceuticals PLC	71,413,915
3,425,685	PayPoint PLC	22,949,588
1,671,345	Playtech PLC(a)	8,240,838
6,263,298	Righmove PLC	33,721,470
2,559,614	Victrex PLC	47,727,333
1,913,096	Videndum PLC	25,718,135
3,251,717	YouGov PLC	31,950,056
		374,096,816

	Total Common Stocks (Cost $2,412,317,521)	1,868,609,559

10www.browncapital.com

The Brown Capital Management International Small Company Fund

Schedule of InvestmentsSeptember 30, 2022 (Unaudited)

Shares		Value (Note 1)
SHORT-TERM INVESTMENTS - 2.73%
52,849,263	First American Treasury Obligation Fund - Class X, 2.13%(c)	$52,849,263

	Total Short-Term Investments ($52,849,263)	52,849,263

Total Value of Investments (Cost $2,465,166,784) - 99.32%		1,921,458,822
Other Assets, Net of Liabilities - 0.68%		13,163,213
Net Assets - 100.00%		$1,934,622,035

(a)Non-income producing

(b)Affiliated company - The Fund owns greater than 5% of the outstading voting securities of this issuer. See Note 1 for more information.

(c)Represents 7 day effective yield as of September 30, 2022

See Notes to Financial Statements.

Summary of Investments by Sector (Unaudited)

Sector	% of Net Assets	Value
Information/Knowledge Management	32.01%	$619,277,668
Business Services	26.82%	519,142,670
Medical/Health Care	15.85%	306,560,277
Consumer Related	10.58%	204,499,768
Industrial Products & Systems	6.33%	122,437,040
Miscellaneous	5.00%	96,683,203
Short-Term Investments	2.73%	52,849,263
Other Assets, Net of Liabilities	0.68%	13,163,213
Total	100.00%	$1,934,622,035

The Fund’s classifications of issuers into sectors, industries and sub-industries may be different for financical reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2022 (unaudited)11

See Notes to Financial Statements

The Brown Capital Management Mutual Funds

Statements of Assets and LiabilitiesSeptember 30, 2022 (Unaudited)

	Small Company Fund	Mid Company Fund	International All Company Fund		International Small Company Fund
Assets:
Unaffiliated Investments, at cost	$1,788,248,196	$31,168,146	$54,521,974		$2,114,693,297
Affiliated Investments, at cost	880,056,864	—	—		350,473,487
Unaffiliated Investments, at value (Note 1)	2,960,283,771	34,164,350	46,442,095		1,630,026,642
Affiliated Investments, at value (Note 1)	752,120,149	—	—		291,432,180
Total Investments, at value (Note 1)	3,712,403,920	34,164,350	46,442,095		1,921,458,822
Foreign Cash, at value	—	—	2,385	*	52,461	**
Receivables:
Fund shares sold	4,343,382	7,001	451		441,093
Investments sold	16,255,347	172,981	—		14,823,353
Dividends, interest and reclaims, at value	301,732	6,602	214,761	*	3,602,528	**
Unrealized gain on foreign currency spot trades	—	—	—		59,117
Receivable from investment manager	—	18,263	17,621		—
Prepaid expenses	84,633	49,780	56,252		181,072
Total Assets	3,733,389,014	34,418,977	46,733,565		1,940,618,446

Liabilities:
Payables:
Fund shares redeemed	4,176,538	4	—		1,355,121
Investments purchased	16,613,893	—	52,567		2,171,581
Foreign capital gains tax	—	—	—		563,100
Accrued expenses:
Advisory fees	3,207,437	—	—		1,719,791
Administration, accounting and transfer agent fees	23,086	10,052	25,152		13,059
Trustees’ fees	10,325	9,007	—		—
12b-1 fees - Investor Class	167,130	1,975	444		31,858
Legal and audit fees	8,273	7,521	7,521		7,521
Printing fees	159,795	—	—		—
Other expenses	115,447	2,862	11,081		134,380
Total Liabilities:	24,481,924	31,421	96,765		5,996,411
Net Assets	$3,708,907,090	$34,387,556	$46,636,800		$1,934,622,035
Net Assets Consist of:
Paid-in-capital	$2,356,869,474	$28,801,858	$55,264,699		$2,517,909,470
Total distributable earnings (accumulated deficit)	1,352,037,616	5,585,698	(8,627,899)		(583,287,435)
Net Assets	$3,708,907,090	$34,387,556	$46,636,800		$1,934,622,035

12www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Assets and LiabilitiesSeptember 30, 2022 (Unaudited)

See Notes to Financial Statements

	Small Company Fund	Mid Company Fund	International All Company Fund		International Small Company Fund
Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share(a)	$74.50	$11.57	$11.81	(a)	$16.39	(a)
Net Assets	$961,721,976	$8,884,920	$2,009,487		$142,454,033
Shares Outstanding, no par value (unlimited shares authorized)	12,909,059	767,596	170,161		8,692,708
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share(a)	$76.82	$12.27	$11.91		$16.69
Net Assets	$2,747,185,114	$25,502,636	$44,627,313		$1,792,168,002
Shares Outstanding, no par value (unlimited shares authorized)	35,760,519	2,077,874	3,745,962		107,368,558

*At Cost: $2,307 for Foreign Cash and $214,761 for dividends and reclaims.

**At Cost: $56,780 for Foreign Cash and $3,843,712 for dividends and reclaims.

(a)Redemption price per share may be reduced for any applicable redemption fees. For a description of the possible redemption fees, please see Note 1.

Semi-Annual Report | September 30, 2022 (unaudited)13

See Notes to Financial Statements

The Brown Capital Management Mutual Funds

Statements of OperationsFor the Six Months Ended September 30, 2022 (Unaudited)

	Small Company Fund	Mid Company Fund	International All Company Fund	International Small Company Fund
Investment Income:
Dividends	$1,165,172	$53,096	$414,092	$14,433,451
Dividends from affiliated investments	—	—	—	3,626,794
Interest	815,677	3,676	6,932	448,750
Foreign taxes withheld	—	—	(75,591)	(3,167,138)
Total investment income	1,980,849	56,772	345,433	15,341,857

Expenses:
Advisory fees (Note 2)	21,355,610	148,236	256,883	11,606,744
Fund accounting and administration fees (Note 2)	83,951	57,970	61,842	70,094
Transfer agent fees (Note 2)	802,306	16,853	17,459	92,429
Custody fees	167,887	4,154	18,088	374,464
Registration fees	54,028	24,473	24,799	47,569
12b-1 fees - Investor Class (Note 2)	1,135,656	13,118	2,895	212,792
Professional fees	43,352	32,925	32,700	40,452
Trustees’ fees and expenses (Note 6)	43,325	42,007	38,373	43,344
Compliance services fees (Note 2)	6,769	6,769	6,769	6,769
Printing fees	296,451	1,954	2,474	22,027
Other expenses	31,069	4,428	3,387	14,637
Total expenses	24,020,404	352,887	465,669	12,531,321
Fees waived by the Advisor - Investor Class (Note 2)	—	(42,906)	(7,259)	—
Fees waived by the Advisor - Institutional Class (Note 2)	—	(118,980)	(170,090)	—
Net expenses	24,020,404	191,001	288,320	12,531,321
Net investment income (loss)	(22,039,555)	(134,229)	57,113	2,810,536
Realized and Urealized Gain (Loss) on:
Net realized gain (loss) on investments	147,742,276	795,488	(1,133,433)	28,943,068
Net realized gain (loss) on affiliated investments	(142,389,975)	—	—	(56,707,374)
Net realized gain (loss) on foreign currency transactions	—	—	(21,665)	79,035
Net change in unrealized appreciation (depreciation) of investments	(1,086,236,430)	(14,067,053)	(16,267,158)	(543,599,634)
Net change in unrealized appreciation (depreciation) of affiliated investments	(240,713,800)	—	—	(121,241,582)
Net change in unrealized foreign capital gains tax	—	—	—	(501,907)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(1,321,597,929)	(13,271,565)	(17,422,256)	(693,028,394)
Net increase (decrease) in Net Assets Resulting From Operations	$(1,343,637,484)	$(13,405,794)	$(17,365,143)	$(690,217,858)

14www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

	Small Company Fund		Mid Company Fund
	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
Increase (decrease) in Net Assets

Operations:
Net investment income (loss)	$(22,039,555)	$(69,281,666)	$(134,229)	$(382,143)
Net realized gain (loss) on investments	5,352,301	787,766,972	795,488	2,715,432
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(1,326,950,230)	(1,505,016,204)	(14,067,053)	(4,822,278)
Net Increase (Decrease) in Net Assets from Operations	(1,343,637,484)	(786,530,898)	(13,405,794)	(2,488,989)
Distributions to Shareholders: (Note 4)
Investor	—	(158,444,003)	—	(395,334)
Institutional	—	(395,673,002)	—	(980,247)
Decrease in Net Assets from Distributions	—	(554,117,005)	—	(1,375,581)
Capital Share Transactions:
Shares sold
Investor	87,153,300	170,211,280	229,893	1,381,185
Institutional	562,714,270	916,374,351	1,407,271	9,090,037
Reinvested dividends and distributions
Investor	—	152,196,214	—	392,941
Institutional	—	373,703,767	—	977,676
Shares redeemed
Investor	(216,427,098)	(645,052,738)	(623,058)	(1,840,956)
Institutional	(734,076,976)	(1,201,229,496)	(912,123)	(2,033,564)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(300,636,504)	(233,796,622)	101,983	7,967,319
Net Increase (Decrease) in Net Assets	(1,644,273,988)	(1,574,444,525)	(13,303,811)	4,102,749
Net Assets:
Beginning of period	5,353,181,078	6,927,625,603	47,691,367	43,588,618
End of period	$3,708,907,090	$5,353,181,078	$34,387,556	$47,691,367

Semi-Annual Report | September 30, 2022 (unaudited)15

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	Small Company Fund		Mid Company Fund
	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
Share Information:
Investor Class:
Shares sold	1,046,369	1,450,439	17,152	73,463
Reinvested distributions	—	1,355,869	—	20,551
Shares redeemed	(2,636,380)	(5,446,664)	(46,551)	(99,934)
Net Increase (Decrease) in Capital Shares	(1,590,011)	(2,640,356)	(29,399)	(5,920)
Shares Outstanding, Beginning of Period	14,499,070	17,139,426	796,995	802,915
Shares Outstanding, End of Period	12,909,059	14,499,070	767,596	796,995
Share Information:
Institutional Class:
Shares sold	6,715,584	7,616,494	102,178	475,129
Reinvested distributions	—	3,231,333	—	48,328
Shares redeemed	(8,830,510)	(10,201,921)	(63,998)	(100,413)
Net Increase (Decrease) in Capital Shares	(2,114,926)	645,906	38,180	423,044
Shares Outstanding, Beginning of Period	37,875,445	37,229,539	2,039,694	1,616,650
Shares Outstanding, End of Period	35,760,519	37,875,445	2,077,874	2,039,694

16www.browncapital.com

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	International All Company Fund		International Small Company Fund
	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
Increase (decrease) in Net Assets

Operations:
Net investment income (loss)	$57,113	$(143,336)	$2,810,536	$626,369
Net realized gain (loss) on investments	(1,155,098)	913,198	(27,685,271)	58,519,321
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(16,267,158)	(7,043,968)	(665,343,123)	(339,159,734)
Net Increase (Decrease) in Net Assets from Operations	(17,365,143)	(6,274,106)	(690,217,858)	(280,014,044)
Distributions to Shareholders: (Note 4)
Investor	—	(21,851)	—	(11,495,488)
Institutional	—	(492,247)	—	(128,556,461)
Decrease in Net Assets from Distributions	—	(514,098)	—	(140,051,949)
Capital Share Transactions:
Shares sold
Investor	228,398	1,257,430	23,124,051	105,224,962
Institutional	1,432,008	13,198,714	189,439,582	1,196,230,799
Reinvested dividends and distributions
Investor	—	18,714	—	10,946,913
Institutional	—	443,201	—	113,907,015
Shares redeemed
Investor	(126,980)	(2,062,643)	(26,440,897)	(60,715,152)
Institutional	(6,248,418)	(2,527,191)	(316,774,116)	(285,031,574)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,714,992)	10,328,225	(130,651,380)	1,080,562,963
Net Increase (Decrease) in Net Assets	(22,080,135)	3,540,021	(820,869,238)	660,496,970
Net Assets:
Beginning of period	68,716,935	65,176,914	2,755,491,273	2,094,994,303
End of period	$46,636,800	$68,716,935	$1,934,622,035	$2,755,491,273

Semi-Annual Report | September 30, 2022 (unaudited)17

The Brown Capital Management Mutual Funds

Statements of Changes in Net Assets

See Notes to Financial Statements

	International All Company Fund		International Small Company Fund
	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
Share Information:
Investor Class:
Shares sold	16,584	66,579	1,242,511	3,963,378
Reinvested distributions	—	998	—	412,313
Shares redeemed	(9,408)	(110,967)	(1,396,622)	(2,383,908)
Net Increase (Decrease) in Capital Shares	7,176	(43,390)	(154,111)	1,991,783
Shares Outstanding, Beginning of Period	162,985	206,375	8,846,819	6,855,036
Shares Outstanding, End of Period	170,161	162,985	8,692,708	8,846,819
Share Information:
Institutional Class:
Shares sold	107,277	700,480	9,865,118	45,172,712
Reinvested distributions	—	23,479	—	4,220,341
Shares redeemed	(445,738)	(138,697)	(16,630,885)	(11,022,881)
Net Increase (Decrease) in Capital Shares	(338,461)	585,262	(6,765,767)	38,370,172
Shares Outstanding, Beginning of Period	4,084,423	3,499,161	114,134,325	75,764,153
Shares Outstanding, End of Period	3,745,962	4,084,423	107,368,558	114,134,325

18www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Investor Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$99.97	$125.17	$83.73	$99.54	$95.37	$79.90
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.49)	(1.45)	(1.22)	(1.07)	(0.99)	(0.88)
Net Realized and Unrealized Gain (Loss) on Investments	(24.98)	(12.90)	52.60	(6.21)	10.86	21.65
Total from Investment Operations	(25.47)	(14.35)	51.38	(7.28)	9.87	20.77
Less Distributions:
Distributions (from capital gains)	—	(10.85)	(9.94)	(8.53)	(5.70)	(5.30)
Total distributions	—	(10.85)	(9.94)	(8.53)	(5.70)	(5.30)
Net asset value, end of Period	$74.50	$99.97	$125.17	$83.73	$99.54	$95.37

Total Return(b)(d)	(25.48%)	(12.41%)	61.30%	(8.55%)	11.05%	26.54%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$961,722	$1,449,535	$2,145,380	$1,722,739	$2,194,657	$2,099,756
Average Net Assets for the Period (000’s)	$1,132,553	$1,881,373	$2,185,619	$2,193,187	$2,241,764	$2,074,586
Ratio of Expenses to Average Net Assets(c)(e)	1.27%	1.25%	1.24%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	(1.18%)	(1.20%)	(1.01%)	(1.05%)	(97.00%)	(98.00%)
Portfolio Turnover Rate	9%	14%	9%	17%	17%	12%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(d)Total return is for the period indicated and has not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Semi-Annual Report | September 30, 2022 (unaudited)19

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Institutional Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$103.07	$128.45	$85.60	$101.39	$96.83	$80.91
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.49)	(1.24)	(1.00)	(0.88)	(0.80)	(0.71)
Net Realized and Unrealized Gain (Loss) on Investments	(25.76)	(13.29)	53.79	(6.38)	11.06	21.93
Total from Investment Operations	(26.25)	(14.53)	52.79	(7.26)	10.26	21.22
Less Distributions:
Distributions (from capital gains)	—	(10.85)	(9.94)	(8.53)	(5.70)	(5.30)
Total distributions	—	(10.85)	(9.94)	(8.53)	(5.70)	(5.30)
Net asset value, end of Period	$76.82	$103.07	$128.45	$85.60	$101.39	$96.83

Total Return(b)(c)	(25.47%)	(12.23%)	61.61%	(8.37%)	11.29%	26.77%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$2,747,185	$3,903,646	$4,782,245	$2,754,789	$2,878,945	$2,420,961
Average Net Assets for the Period (000’s)	$3,126,900	$4,649,124	$4,266,513	$3,096,903	$2,770,899	$1,956,032
Ratio of Expenses to Average Net Assets(d)	1.07%	1.05%	1.04%	1.05%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.98%)	(1.00%)	(0.81%)	(0.85%)	(0.77%)	(0.78%)
Portfolio Turnover Rate	9%	14%	9%	17%	17%	12%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Total return is for the period indicated and has not been annualized for the periods less than one year.

(d)Ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

20www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management Mid Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Investor Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.13	$17.38	$10.52	$11.40	$11.17	$11.90
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.06)	(0.17)	(0.12)	(0.09)	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(4.50)	(0.58)	7.43	(0.18)	1.44	1.76
Total from Investment Operations	(4.56)	(0.75)	7.31	(0.27)	1.37	1.69
Less Distributions:
Distributions (from capital gains)	—	(0.50)	(0.45)	(0.61)	(1.14)	(2.42)
Total distributions	—	(0.50)	(0.45)	(0.61)	(1.14)	(2.42)
Net asset value, end of Period	$11.57	$16.13	$17.38	$10.52	$11.40	$11.17

Total Return(b)(d)	(28.27%)	(4.76%)	69.70%	(3.22%)	13.93%	14.90%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$8,885	$12,854	$13,953	$7,527	$8,381	$8,369
Average Net Assets for the Period (000’s)	$10,465	$14,770	$11,814	$9,370	$8,338	$8,316
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(c)(e)	1.97%	1.55%	1.64%	1.84%	2.05%	2.00%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(c)(e)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	(0.86%)	(0.90%)	(0.75%)	(0.71%)	(0.64%)	(0.56%)
Portfolio Turnover Rate	7%	11%	10%	12%	25%	28%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(d)Total return is for the period indicated and has not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Semi-Annual Report | September 30, 2022 (unaudited)21

See Notes to Financial Statements

The Brown Capital Management Mid Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Institutional Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$17.08	$18.33	$11.06	$11.93	$11.60	$12.25
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	(0.04)	(0.13)	(0.08)	(0.06)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(4.77)	(0.62)	7.80	(0.20)	1.52	1.81
Total from Investment Operations	(4.81)	(0.75)	7.72	(0.26)	1.47	1.77
Less Distributions:
Distributions (from capital gains)	—	(0.50)	(0.45)	(0.61)	(1.14)	(2.42)
Total distributions	—	(0.50)	(0.45)	(0.61)	(1.14)	(2.42)
Net asset value, end of Period	$12.27	$17.08	$18.33	$11.06	$11.93	$11.60

Total Return(b)(c)	(28.16%)	(4.52%)	70.00%	(2.99%)	14.29%	15.14%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$25,503	$34,827	$29,635	$16,590	$15,260	$12,217
Average Net Assets for the Period (000’s)	$28,956	$37,933	$27,706	$17,753	$13,043	$11,502
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(d)	1.72%	1.30%	1.39%	1.59%	1.81%	1.75%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.61%)	(0.66%)	(0.51%)	(0.46%)	(0.39%)	(0.31%)
Portfolio Turnover Rate	7%	11%	10%	12%	25%	28%

(a)Calculated using average shares method.

(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)Total return is for the period indicated and has not been annualized for the periods less than one year.

(d)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

22www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Investor Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.06	$17.51	$12.83	$13.71	$13.96	$12.38
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	— (b)	(0.06)	(0.07)	0.06	0.10	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(4.25)	(1.26)	5.29	(0.85)	(0.26)	1.59
Total from Investment Operations	(4.25)	(1.32)	5.22	(0.79)	(0.16)	1.69
Less Distributions:
Distributions (from net investment income)	—	(0.01)	—	(0.09)	(0.10)	(0.11)
Distributions (from capital gains)	—	(0.12)	(0.54)	—	—	—
Total distributions	—	(0.13)	(0.54)	(0.09)	(0.10)	(0.11)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	— (b)	— (b)	— (b)	0.01	— (b)
Net asset value, end of Period	$11.81	$16.06	$17.51	$12.83	$13.71	$13.96

Total Return(c)(e)	(26.46%)	(7.68%)	40.73%	(5.85%)	(0.99%)	13.64%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$2,009	$2,618	$3,613	$2,346	$2,991	$2,879
Average Net Assets for the Period (000’s)	$2,309	$3,356	$3,151	$3,162	$2,930	$3,091
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(d)(f)	1.88%	1.58%	1.79%	1.91%	1.83%	1.76%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(d)(f)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.04%)	(0.34%)	(0.42%)	0.42%	0.72%	0.77%
Portfolio Turnover Rate	4%	8%	11%	25%	28%	5%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(e)Total return is for the period indicated and has not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Semi-Annual Report | September 30, 2022 (unaudited)23

See Notes to Financial Statements

The Brown Capital Management International All Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Institutional Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$16.18	$17.59	$12.86	$13.74	$13.98	$12.38
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.01	(0.03)	(0.03)	0.10	0.13	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(4.28)	(1.25)	5.30	(0.86)	(0.26)	1.62
Total from Investment Operations	(4.27)	(1.28)	5.27	(0.76)	(0.13)	1.73
Less Distributions:
Distributions (from net investment income)	—	(0.01)	—	(0.12)	(0.12)	(0.13)
Distributions (from capital gains)	—	(0.12)	(0.54)	—	—	—
Total distributions	—	(0.13)	(0.54)	(0.12)	(0.12)	(0.13)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	— (b)	— (b)	— (b)	0.01	— (b)
Net asset value, end of Period	$11.91	$16.18	$17.59	$12.86	$13.74	$13.98

Total Return(c)(d)	(26.39%)	(7.42%)	41.03%	(5.63%)	(0.71%)	13.97%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$44,627	$66,099	$61,564	$25,969	$32,979	$35,967
Average Net Assets for the Period (000’s)	$54,620	$71,346	$40,540	$31,739	$35,068	$33,521
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(e)	1.62%	1.34%	1.54%	1.66%	1.58%	1.51%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.21%	(0.14%)	(0.16%)	0.71%	0.97%	0.83%
Portfolio Turnover Rate	4%	8%	11%	25%	28%	5%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return is for the period indicated and has not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

24www.browncapital.com

See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Investor Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.05	$25.03	$14.75	$16.76	$16.27	$11.70
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	— (b)	(0.06)	(0.15)	(0.03)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(5.61)	(1.54)	10.62	(1.93)	0.58	4.66
Total from Investment Operations	(5.61)	(1.60)	10.47	(1.96)	0.53	4.61
Less Distributions:
Distributions (from capital gains)	—	(1.39)	(0.19)	(0.05)	(0.04)	(0.04)
Total distributions	—	(1.39)	(0.19)	(0.05)	(0.04)	(0.04)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	0.01	— (b)	— (b)	— (b)	— (b)
Net asset value, end of Period	$16.44	$22.05	$25.03	$14.75	$16.76	$16.27

Total Return(c)(e)	(25.67%)	(7.30%)	71.05%	(11.72%)	3.32%	39.49%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$142,454	$195,057	$171,603	$50,516	$40,248	$3,417
Average Net Assets for the Period (000’s)	$8,918	$214,710	$110,704	$51,728	$23,846	$1,465
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(d)(f)	1.31%	1.30%	1.32%	1.39%	1.75%	3.73%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(d)(f)	1.31%	1.30%	1.32%	1.39%	1.46%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.00%)	(0.22%)	(0.68%)	(0.15%)	(0.34%)	(0.36%)
Portfolio Turnover Rate	7%	8%	18%	4%	7%	3%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.

(e)Total return is for the period indicated and has not been annualized for the periods less than one year.

(f)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

Semi-Annual Report | September 30, 2022 (unaudited)25

See Notes to Financial Statements

The Brown Capital Management International Small Company Fund

Financial HighlightsFor a share outstanding throughout the periods presented.

	For the Six Months Ended September 30, 2022 (unaudited)	For the Years Ended March 31,
Institutional Class		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$22.43	$25.39	$14.92	$16.91	$16.38	$11.75
Income (Loss) from Investment Operations:
Net investment income (loss)(a)	0.03	0.01	(0.10)	— (b)	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(5.77)	(1.58)	10.76	(1.94)	0.58	4.70
Total from Investment Operations	(5.74)	(1.57)	10.66	(1.94)	0.57	4.67
Less Distributions:
Distributions (from net investment income)	—	—	—	— (b)	—	—
Distributions (from capital gains)	—	(1.39)	(0.19)	(0.05)	(0.04)	(0.04)
Total distributions	—	(1.39)	(0.19)	(0.05)	(0.04)	(0.04)
Redemption Fees Added to Paid-in Capital (Note 1)(a)	— (b)	— (b)	— (b)	— (b)	— (b)	— (b)
Net asset value, end of Period	$16.69	$22.43	$25.39	$14.92	$16.91	$16.38

Total Return(c)(d)	(25.59%)	(7.11%)	71.51%	(11.48%)	3.54%	39.84%

Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$1,792,168	$2,560,435	$1,923,391	$693,460	$322,439	$27,547
Average Net Assets for the Period (000’s)	$2,145,238	$2,452,659	$1,344,547	$598,865	$107,782	$14,171
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(e)	1.06%	1.05%	1.07%	1.14%	1.41%	3.09%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.06%	1.05%	1.07%	1.14%	1.19%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets(e)	0.26%	0.04%	(0.42%)	0.02%	(0.04%)	(0.22%)
Portfolio Turnover Rate	7%	8%	18%	4%	7%	3%

(a)Calculated using average shares method.

(b)Less than 0.005 per share.

(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)Total return is for the period indicated and has not been annualized for the periods less than one year.

(e)Ratio of expenses to average net assets, ratio of expenses to average net assets including fee waivers and reimbursements and ratio of net investment income (loss) to average net assets have been annualized for periods less than one year.

26www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International All Company Fund (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open‐ended management investment company. Each of the Funds in this report are classified as a diversified, open‐end management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that have total operating revenues of $500 million to $2.5 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International All Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing substantially all of its assets in equity securities of non‐U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014, the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long‐term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes in equity securities of non‐U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time, Monday through Friday. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over‐the‐counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small‐cap stock, mid‐cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In accordance with GAAP, the Funds use a three‐tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability

Semi-Annual Report | September 30, 2022 (unaudited)27

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2022:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,560,137,538	$—	$—	$3,560,137,538
Short-Term Investments	152,266,382	—	—	152,266,382
Total	$3,712,403,920	$—	$—	$3,712,403,920
Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,318,477	$—	$—	$33,318,477
Short-Term Investments	845,873	—	—	845,873
Total	$34,164,350	$—	$—	$34,164,350
International All Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$45,236,392	$—	$—	$45,236,392
Short-Term Investments	1,205,703	—	—	1,205,703
Total	$46,442,095	$—	$—	$46,442,095
International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,868,609,559	$—	$—	$1,868,609,559
Short-Term Investments	52,849,263	—	—	52,849,263
Total	$1,921,458,822	$—	$—	$1,921,458,822

*See Schedule of Investments for sector/country classifications.

28www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

For the six months ended September 30, 2022, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/(loss) or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign Currency Spot Contracts (international Small Company Fund)

Derivative instruments include foreign currency spot trades. The Fund may enter into such derivative instruments primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a foreign currency spot contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price typically within two business days. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the foreign exchange rates at the dates of entry into the contracts and the exchange rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments often involve market risk, credit risk, or both risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may also arise from the possible inability of counterparties to meet the terms of their contracts and from unanticipated movements in currency and securities values and interest rates.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the year ended September 30, 2022, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the tables below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Security Name	Market Value as of March 31, 2022	Purchases	Corporate Actions	Sales	Market Value as of September 30, 2022	Share Balance as of September 30, 2022	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Alarm.com Holdings, Inc.	$199,066,242	$—	$—	$(848,710)	$193,495,411	2,983,278	$—	$(4,432,712)	$(289,409)
AppFolio Inc.	208,306,060	—	—	(11,679,283)	180,579,796	1,724,406	—	(9,958,632)	(6,088,349)
Cryoport, Inc.	60,280,424	44,194,040	—	(330,200)	80,788,966	3,316,460	—	(22,881,352)	(473,946)
Olo Inc.	61,322,961	25,026,996	—	(234,785)	55,216,900	6,989,481	—	(30,301,825)	(596,447)
OrthoPediatrics Corp.	97,309,956	—	—	(361,100)	82,828,129	1,795,148	—	(14,047,413)	(73,314)
PROS Holdings, Inc.	94,024,104	—	—	(242,034)	69,441,308	2,811,389	—	(24,076,129)	(264,633)
Vericel Corp.	125,950,647	15,409,603	—	(393,042)	89,769,639	3,869,381	—	(50,771,858)	(425,711)
					$752,120,149	23,489,543	$—	$(156,469,921)	$(8,211,809)
Investments no longer affiliated as of September 30, 2022
Cardiovascular Systems, Inc.	$70,921,331	$—	$—	$(22,130,613)	$22,933,103	1,654,625	$—	$16,128,561	$(41,986,176)
Inogen, Inc.	70,121,737	—	—	(34,036,003)	22,341,728	920,170	—	71,811,805	(85,555,811)
Ironwood Pharmaceuticals, Inc.	100,565,011	—	—	(39,142,867)	48,492,570	4,680,750	—	(12,049,141)	(880,433)
Neogen Corp.	177,514,670	—	—	(29,334,388)	64,683,042	4,630,139	—	(100,854,540)	17,357,300
Q2 Holdings., Inc.	177,367,173	—	—	(15,729,203)	79,244,361	2,461,005	—	(59,280,564)	(23,113,045)
					$237,694,804	14,346,689	$—	(84,243,879)	$(134,178,165)

GRAND TOTAL					$989,814,953	37,836,232	$—	$(240,713,800)	$(142,389,974)

Semi-Annual Report | September 30, 2022 (unaudited)29

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

International Small Company Fund

Security Name	Market Value as of March 31, 2022	Purchases	Corporate Actions	Sales	Market Value as of September 30, 2022	Share Balance as of September 30, 2022	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/(Loss)
Hiday Hidaka Corp.	$37,421,386	$ 3,189,271	$—	$(821,477)	$40,152,457	2,695,392	$233,140	$637,092	$(273,815)
Lectra	121,335,595	6,972,170	—	(2,542,420)	74,709,708	2,684,183	731,503	(50,305,621)	(750,016)
Nexus AG	94,087,111	—	—	(2,393,240)	71,474,126	1,527,316	245,077	(19,256,556)	(963,189)
Software Service, Inc.	28,120,739	—	—	(654,046)	30,583,547	533,296	—	4,003,893	(887,039)
STRATEC SE	98,894,214	6,181,605	—	(2,426,099)	74,512,342	931,733	665,885	(26,743,269)	(1,394,109)
					$291,432,180	8,371,920	$1,875,605	$(91,664,461)	$(4,268,168)
Investments no longer affiliated as of September 30, 2022
Albioma SA	$116,125,333	$—	$—	$(45,913,263)	$—	—	$1,751,189	$(31,817,597)	$(38,394,473)
NNIT A/S	27,563,657	226,083	—	(10,030,178)	5,955,305	857,304		2,240,476	(14,044,733)
					$—	—	$1,751,189	$(29,577,121)	$(52,439,206)

GRAND TOTAL					$297,387,485	9,229,224	$3,626,794	$(121,241,582)	$(56,707,374)

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex‐dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex‐dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b‐1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex‐date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions

Shares of the International All Company Fund and the International Small Company Fund will be assessed a fee of 2.00% of the redemption amount if such shares are redeemed within 60 days of purchase. The redemption fee is paid directly to the Fund and is intended to offset the cost of liquidating a shareholders’ investment in the Fund, discourage short‐term trading of shares, and protect long‐term shareholders – the redemption fee is not a sales charge or other fee intended to finance sales or marketing expenses. No redemption fee will be imposed on redemptions initiated by the Funds.

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The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

During the six months ended September 30, 2022, the International All Company Fund and the International Small Company Fund had redemption fees of $4 and $85,456, respectively.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS

Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees
Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
Small Company Fund	On all assets	1.00%	1.25%	$—	$—
Mid Company Fund	On all assets	0.75%	0.90%	148,236	13,650
International All Company Fund	First $100 million	0.90%	1.00%	177,349	—
	Over $100 million	0.75%	1.00%	—	—
International Small Company Fund	On all assets	1.00%	1.15%	—	—

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b‐1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the Mid Company Fund, the International All Company Fund and the International Small Company Fund, 1.25%, 0.90%, 1.00% and 1.15% of the average daily net assets of those Funds, respectively.

Each of the Funds may reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the lesser of the percentage limits in place at the time of the waiver and/or reimbursement or current waiver and/or reimbursement arrangement. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund, the International All Company Fund, and the International Small Company Fund, or $15 million for the Mid Company Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Fund	Expires 2023	Expires 2024	Expires 2025	Expires 2026
Small Company Fund	$—	$—	$—	$—
Mid Company Fund	188,023	192,788	213,219	161,886
International All Company Fund	232,056	235,911	250,676	177,349
International Small Company Fund	—	—	—	—

Administrator, Transfer Agent and Fund Accountant

Commonwealth Fund Services, Inc. (“CFS”) serves as the Trust’s administrator, transfer agent and fund accountant pursuant to a Fund Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, fees to CFS are computed daily and paid monthly. In addition, the Trust shall reimburse CFS from the assets of each Fund certain reasonable expenses incurred by CFS on behalf of each Fund individually in connection with the performance of the Administration Agreement.

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. CFS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a‐1 under the 1940 Act. CFS is compensated under the Administration Agreement for these services.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

Semi-Annual Report | September 30, 2022 (unaudited)31

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

12b‐1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b‐1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International All Company Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b‐1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b‐1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust

Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Any Trustee and/or officer of the Trust that also is an employee and/or officer of the Advisor does not receive compensation from the Trust for serving in such roles.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short‐term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities
Small Company Fund	$375,046,298	$675,980,659
Mid Company Fund	2,597,144	2,741,765
International All Company Fund	2,021,002	6,051,817
International Small Company Fund	179,844,741	285,690,050

4. FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. For the six months ended September 30, 2022, there were no such reclassifications.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2019‐2021 and as of and during the six months ended September 30, 2022, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months, the Funds did not incur any interest or penalties.

At September 30, 2022, the tax‐basis cost of investments were as follows:

	Small Company Fund	Mid Company Fund	International All Company Fund	International Small Company Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,583,775,915	$10,167,396	$8,896,816	$173,589,842
Gross unrealized depreciation (excess of tax cost over value)	(539,677,055)	(7,171,192)	(16,976,430)	(717,297,804)
Net appreciation (depreciation) of foreign currency and unrealized foreign capital gains tax	—	—	(265)	(574,191)
Net unrealized appreciation (depreciation)	$1,044,098,860	$2,996,204	$(8,079,879)	$(543,707,962)
Cost of investments for income tax purposes	$2,668,305,060	$31,168,146	$54,521,709	$2,465,166,784

32www.browncapital.com

The Brown Capital Management Mutual Funds

Notes to Financial Statements (unaudited)

At March 31, 2022, the distributable earnings (accumulated deficit) on a tax basis was as follows:

	Small Company Fund	Mid Company Fund	International All Company Fund	International Small Company Fund
Accumulated Ordinary Income/(Loss)	$—	$—	$116,151	$—
Accumulated Capital Gain/(Loss)	339,121,986	2,087,083	563,782	—
Unrealized Appreciation/(Depreciation)	2,371,049,091	17,052,549	(8,057,311)	116,046,072
Other Cumulative effect of Timing Differences	(14,495,977)	(148,139)	—	(9,030,193)
Total	$2,695,675,100	$18,991,493	$8,737,244	$107,015,879

Distributions during the six months ended September 30, 2022 and year ended March 31, 2022 shown were characterized for tax purposes as follows:

	Small Company Fund		Mid Company Fund		International All Company Fund		International Small Company Fund
Distributions paid from:	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022	Six months ended September 30, 2022	Year ended March 31, 2022
Ordinary income	$—	$—	$—	$—	$—	$209,312	$—	$29,318,014
Realized gains	—	554,117,005	—	1,375,581	—	304,786	—	110,733,935
	$—	$554,117,005	$—	$1,375,581	$—	$514,098	$—	$140,051,949

5. COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6. TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2022, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective December 11, 2020 and retroactive to January 1, 2020, each Independent Trustee of the Trust receives a $79,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out‐of‐pocket expenses incurred in connection with attendance at meetings. Prior to December 11, 2020 each Independent Trustee of the Trust received a $54,000 annual retainer and a $1,500 per meeting fee.

7. MARKET TURBULENCE RESULTING FROM COVID‐19

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID‐19 has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID‐19 is currently unknown, and it may exacerbate other risks that apply to the Funds. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which a Fund invests and may lead to losses on your investment in a Fund.

8. SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2022, the date of these financial statements, through the date these financial statements were issued and available and has noted no additional items require disclosure.

Semi-Annual Report | September 30, 2022 (unaudited)33

The Brown Capital Management Mutual Funds

Fund ExpensesSeptember 30, 2022 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expense Ratio(a)	Expenses Paid During Period April 1, 2022 to September 30, 2022(b)
Small Company Fund
Investor
Actual	$1,000.00	$872.26	1.27%	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,018,70	1.27%	$6.43
Institutional
Actual	$1,000.00	$872.31	1.07%	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	1.07%	$5.42

Mid Company Fund
Investor
Actual	$1,000.00	$858.57	1.15%	$5.36
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Institutional
Actual	$1,000.00	$858.81	0.90%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	0.90%	$4.56

International All Company Fund
Investor
Actual	$1,000.00	$867.32	1.25%	$5.85
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33
Institutional
Actual	$1,000.00	$867.69	1.00%	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	1.00%	$5.06

International Small Company Fund
Investor
Actual	$1,000.00	$871.30	1.31%	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.31%	$6.63
Institutional
Actual	$1,000.00	$871.70	1.06%	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	1.06%	$5.37

(a)Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b)Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 365.

34www.browncapital.com

The Brown Capital Management Mutual Funds

Additional InformationSeptember 30, 2022 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 877-892-4226 and (2) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ N-PORT will also be available upon request by calling 877-892-4226.

TAX DESIGNATIONS

The Brown Capital Management International All Company Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2021:

Qualified Dividend Income: 100%

Dividend Received Deduction: 0.00%

The Brown Capital Management International Small Company Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2021:

Qualified Dividend Income: 80.87%

Dividend Received Deduction: 0.00%

In early 2022, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2021 via Form 1099. The Fund will notify shareholders in early 2023 of amounts paid to them by the Fund, if any, during the calendar year 2022.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Brown Capital Management Small Company Fund designated $304,786 as long-term capital gain dividends. Brown Capital Management Mid Company Fund designated $1,375,581 as long-term gain capital dividends. Brown Capital Management International Small Company Fund designated $110,733,935 as long-term capital gain dividends.

The Brown Capital Management International Equity Fund designates foreign taxes paid in the amount of $66,451 and foreign source income in the amount of $678,914 for federal income tax purposes for the year ended March 31, 2022. The Brown International Small Company Fund designates foreign taxes paid in the amount of $1,666,558 and foreign source income in the amount of $30,476,945 for federal income tax purposes for the year ended March 31, 2022.

Foreign Tax Reclaims and Foreign Taxes Withheld (International All Company Fund and International Small Company Fund)

The Funds accrue any taxes withheld from foreign investments by foreign countries. Amounts that may be reclaimed are recorded as receivables and amounts that may not be reclaimed are recorded at the same time as the related income on each income recognition date if the tax rate is fixed and known. When investment income is received net of the tax withheld, a separate realized foreign currency gain or loss is computed on the gross income receivable and the accrued tax expense. If the tax rate is not known or estimable, such expense or receivable is recorded on the date that the net amount is received.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from its compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering

Semi-Annual Report | September 30, 2022 (unaudited)35

The Brown Capital Management Mutual Funds

Additional InformationSeptember 30, 2022 (Unaudited)

the program and presented a written report to the Board of Trustees for consideration during the period covered by this semi-annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage each Fund’s liquidity risk.

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1000, Denver, CO 80203

Item 2.	Code of Ethics.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant. The Brown Capital Management Mutual Funds are open-end management investment companies.

Item 13.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Certifications required by Item 13.(a)(2) of Form N-CSR are filed herewith as Exhibit 13.(a)(2).

(a)(3)	Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4)	Change in registrant’s independent public accountant: Not applicable.

(b)	Certifications required by Item 13.(b) of Form N-CSR are filed herewith as Exhibit 13.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Robert L. Young, III
Robert L. Young, III
Trustee, President and Principal Executive Officer

Date: December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Robert L. Young, III
Robert L. Young, III
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: December 8, 2022

By: (Signature and Title)	/s/ Michael L. Forster
Michael L. Forster
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: December 8, 2022